SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Significant Accounting Policies
Schedule of corporate group

The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2019	BANK 2018	BANK 2017
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Valores Simesa S.A. (1)	Colombia	Investments	67.11%	67.73%	68.57%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
Pasarela Colombia S.A.S (before BIBA Inmobiliaria S.A.S.)	Colombia	Real estate broker	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia (2)	Colombia	Real estate broker	49.96%	51.29%	63.47%
Fideicomiso "Lote Abelardo Castro"	Colombia	Mercantil trust	66.77%	67.39%	68.23%
Fideicomiso Lote Distrito Vera B1B2 (3)	Colombia	Mercantil trust	66.77%	-	-
Fideicomiso Lote Distrito Vera B3B4 (3)	Colombia	Mercantil trust	66.77%	-	-
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Investments	99.17%	99.16%	99.16%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A.	Panama	Financial services	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Banistmo Panama Fondo de Inversión S.A. (Before Suvalor Panamá Fondos de Inversión S.A.)	Panama	Holding	100.00%	100.00%	100.00%

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2019	BANK 2018	BANK 2017
Fondo Renta Fija Valor, S.A. (before Suvalor Renta Fija Internacional Largo Plazo S.A.)(4)	Panama	Collective investment fund	-	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Suvalor Renta Variable Colombia, S.A. (5)	Panama	Collective investment fund	100.00%	-	-
Banistmo Capital Markets Group Inc. (6)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A. (6)	Panama	Real estate broker	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A. (6)	Panama	Real estate broker	100.00%	100.00%	100.00%
Steens Enterpresies S.A. (6)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A. (6)	Panama	Real estate broker	100.00%	100.00%	100.00%
Van Dyke Overseas Corp. (7)	Panama	Real estate broker	-	-	100.00%
Inmobiliaria Bickford S.A. (7)	Panama	Real estate broker	-	-	100.00%
Williamsburg International Corp. (7)	Panama	Real estate broker	-	-	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	60.00%	60.00%	60.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A IFBA	El Salvador	Investments	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagricola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Arrendamiento Operativo CIB S.A.C.(8)	Peru	Operating leasing	-	100.00%	100.00%
FiduPerú S.A. Sociedad Fiduciaria(8)	Peru	Trust	-	98.81%	98.81%
Fondo de Inversión en Arrendamiento Operativo - Renting Perú(7)	Peru	Car Rental	-	-	100.00%
Capital Investments SAFI S.A. (7)	Peru	Trust	-	-	100.00%
Leasing Perú S.A. (7)	Peru	Leasing	-	-	100.00%
Banagrícola Guatemala S.A.(7)	Guatemala	Outsourcing	-	-	99.16%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	60.00%	60.00%	60.00%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance company	59.17%	59.17%	59.17%
Financiera Agromercantil S.A.	Guatemala	Financial services	60.00%	60.00%	60.00%
Agrovalores S.A.	Guatemala	Securities brokerage	60.00%	60.00%	60.00%
Tarjeta Agromercantil S.A. (7)	Guatemala	Credit Card	-	-	60.00%
Arrendadora Agromercantil S.A.	Guatemala	Operating Leasing	60.00%	60.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A.	Guatemala	Insurance company	60.00%	60.00%	60.00%
Asistencia y Ajustes S.A.	Guatemala	Services	60.00%	60.00%	60.00%
Serproba S.A.	Guatemala	Maintenance and remodelling services	60.00%	60.00%	60.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	60.00%	60.00%	60.00%

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2019	BANK 2018	BANK 2017
Conserjeria, Mantenimiento y Mensajería S.A.	Guatemala	Maintenance services	60.00%	60.00%	60.00%
Media Plus S.A. (7)	Guatemala	Advertising and marketing	-	-	60.00%
Mercom Bank Ltd.	Barbados	Banking	60.00%	60.00%	60.00%
New Alma Enterprises Ltd.	Bahamas	Investments	60.00%	60.00%	60.00%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Caymán S.A.	Cayman Islands	Banking	100.00%	100.00%	100.00%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.17%	99.16%	99.16%
(1)	The decrease in the shareholding is due to the repurchase outstanding stock carried out by the subsidiary during 2018 and 2019.
(2)

The Bank's shareholding decreased during 2018 and 2019. However, It is defined as a Subsidiary, given the significant control and influence over the PA. Management Board responsible for appointing the management staff and the employees of the PA.

(3)	Investments effected in 2019.
(4)	Investment not consolidated during 2019 because it does not meet control requirements.
(5)	Investment consolidated by Banistmo during 2019.
(6)	Investments in non-operational stage.
(7)	Investment liquidated during 2018.
(8)	Companies sold during 2019. For more information see Note 1. Reporting Entity

Schedule of consolidated funds

The Bank consolidates the following funds:

		% of ownership	% of ownership	% of ownership	Assets managed
Name	Country	interest held by	interest held by	interest held by	December 31,	December 31,
		the Bank, 2019	the Bank, 2018	the Bank, 2017	2019	2018
Fondo de Capital Privado Fondo Inmobiliario Colombia	Colombia	49.96%	51.29%	63.47%	3,751,981	3,205,133
Fideicomiso “Lote Abelardo Castro”	Colombia	66.77%	67.39%	68.23%	12,900	11,616
Fideicomiso Lote Distrito Vera B1B2	Colombia	66.77%	—	—	63,010	—
Fideicomiso Lote Distrito Vera B3B4	Colombia	66.77%	—	—	60,684	—
Banistmo Panama Fondo de Inversión S.A. (Before Suvalor Panamá Fondos de Inversión S.A.)	Panamá	100.00%	100.00%	100.00%	246	244

Schedule of exchange rate used by the Bank and its subsidiaries

The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2019	December 31, 2018	December 31, 2017
Year end exchange rate	3,277.14	3,249.75	2,984.00
Average rate for the period ended at	3,282.39	2,956.55	2,951.21

Schedule of detailed information about the degree of credit risk in three different phases

The model is structured in three phases in which the financial asset can be categorized, from its initial recognition, considering the degree of credit risk and the circumstances that have produced a significant increase in it.

Stage 1 (Initial recognition) 12-month expected credit losses	Stage 2 (Significant increase in credit risk since initial recognition) Lifetime expected credit losses	Stage 3 (Credit-impaired assets) Lifetime expected credit losses

Schedule of cure period assets restructured by risk
▪	The following table shows the cure period for each portfolio and country for the assets restructured by risk:

Country	Portfolio	Months
Colombia	SME Commercial	36
	Corporate	0
	Mortgage	34
	Consumer	22
Panamá	Consumer	19
	Mortgage	14
El Salvador	Commercial	18
	Consumer	18
	Mortgage	34

Schedule of credit loss measurement and participation of loan and receivables

The following table show the participation for each of the stages. The distribution of stage 2 loans are detailed according to the reasons that represent the significant increase in credit risk.

		Stage 2					Stage 3
Portfolio	Stage 1	Threshold	Watch List	Restructured	More Than 30 Days*	Total

Commercial	87.40%	26.77%	66.46%	3.76%	3.02%	4.84%	7.70%
Consumer	90.25%	57.62%	0.59%	18.36%	23.43%	5.05%	4.70%
Mortgage	89.86%	71.10%	0.03%	6.75%	22.12%	5.94%	4.21%
Total Portfolio	88.37%	40.93%	41.00%	7.42%	10.66%	5.04%	6.55%

*    The significant increase in credit risk for Banistmo’s mortgage portfolio is 60 days past due.

Schedule of information about the projections of macroeconomic variables

The following table sets forth the main macroeconomic variables that are used to incorporate the prospective information and its projections:

Scenarios Macroeconomic Projections Colombia
Base Scenario
			Repurchase		Current
Year	GDP growth	Inflation	agreements rate	Unemployment	Account Balance	Fiscal Balance
2017	1.44%	4.09%	4.75%	10.62%	(3.35)%	(3.66)%
2018	2.44%	3.18%	4.25%	10.77%	(3.94)%	(3.10)%
2019	3.11%	3.90%	4.25%	11.16%	(4.40)%	(2.46)%
2020	3.27%	3.50%	4.50%	10.80%	(4.50)%	(2.57)%
2021	3.27%	3.62%	4.75%	10.95%	(4.40)%	(2.46)%
2022	3.43%	3.08%	4.75%	10.77%	(4.20)%	(2.26)%
2023	3.49%	3.23%	4.50%	10.73%	(4.05)%	(2.05)%
2024	3.51%	3.47%	4.50%	10.57%	(3.95)%	(2.15)%

Optimistic Scenario
			Repurchase		Current
Year	GDP growth	Inflation	agreements rate	Unemployment	Account Balance	Fiscal Balance
2017	1.44%	4.09%	4.75%	10.62%	(3.35)%	(3.66)%
2018	2.44%	3.18%	4.25%	10.77%	(3.94)%	(3.10)%
2019	3.28%	3.50%	4.25%	11.06%	(4.10)%	(2.20)%
2020	3.58%	2.60%	3.50%	10.53%	(4.10)%	(2.26)%
2021	3.57%	2.40%	3.00%	10.58%	(4.00)%	(1.85)%
2022	3.73%	1.90%	3.00%	10.26%	(3.85)%	(1.64)%
2023	3.79%	2.00%	3.25%	10.10%	(3.70)%	(1.54)%
2024	3.87%	2.30%	3.50%	9.79%	(3.40)%	(1.44)%

Pessimistic Scenario
			Repurchase		Current
Year	GDP growth	Inflation	agreements rate	Unemployment	Account Balance	Fiscal Balance
2017	1.44%	4.09%	4.75%	10.62%	(3.35)%	(3.66)%
2018	2.44%	3.18%	4.25%	10.77%	(3.94)%	(3.10)%
2019	3.00%	4.20%	4.50%	11.29%	(4.82)%	(2.98)%
2020	2.89%	4.30%	5.25%	11.01%	(5.00)%	(3.18)%
2021	2.95%	4.80%	5.50%	11.31%	(4.90)%	(3.49)%
2022	3.10%	4.30%	5.50%	11.26%	(4.90)%	(3.59)%
2023	3.14%	4.40%	5.50%	11.37%	(4.70)%	(3.59)%
2024	3.14%	4.70%	5.75%	11.38%	(4.50)%	(3.49)%

Scenarios Macroeconomic Projections Panama
Base Scenario
Year	GDP growth	Inflation	Unemployment	Current Account Balance	Fiscal Balance
2017	5.33%	0.48%	5.85%	(6.01)%	(1.90)%
2018	3.68%	0.16%	5.90%	(10.48)%	(2.06)%
2019	3.33%	(0.52)%	6.75%	(9.02)%	(3.69)%
2020	4.19%	0.70%	5.91%	(8.25)%	(2.50)%
2021	4.56%	1.75%	5.01%	(6.50)%	(2.03)%
2022	5.09%	2.24%	4.24%	(5.94)%	(1.90)%
2023	5.00%	2.40%	3.59%	(5.94)%	(1.90)%
2024	5.00%	2.43%	3.03%	(5.94)%	(1.90)%

Optimistic Scenario
Year	GDP growth	Inflation	Unemployment	Current Account Balance	Fiscal Balance
2017	5.33%	0.48%	5.85%	(6.01)%	(1.90)%
2018	3.68%	0.16%	5.90%	(10.48)%	(2.06)%
2019	3.42%	(0.13)%	6.75%	(8.47)%	(3.49)%
2020	4.40%	1.04%	5.32%	(7.01)%	(2.25)%
2021	4.78%	2.63%	4.50%	(5.53)%	(1.62)%
2022	5.60%	2.64%	3.81%	(4.75)%	(1.52)%
2023	5.50%	2.84%	3.23%	(4.75)%	(1.33)%
2024	5.50%	2.87%	2.73%	(4.75)%	(1.33)%

Pessimistic Scenario
Year	GDP growth	Inflation	Unemployment	Current Account Balance	Fiscal Balance
2017	5.33%	0.48%	5.85%	(6.01)%	(1.90)%
2018	3.68%	0.16%	5.90%	(10.48)%	(2.06)%
2019	3.23%	(0.79)%	6.75%	(9.57)%	(3.88)%
2020	3.99%	0.49%	6.50%	(9.48)%	(2.75)%
2021	4.33%	1.23%	5.51%	(8.45)%	(2.27)%
2022	4.58%	1.57%	4.66%	(7.72)%	(2.13)%
2023	4.50%	1.68%	3.94%	(7.72)%	(2.19)%
2024	4.50%	1.70%	3.34%	(7.72)%	(2.19)%

Scenarios Macroeconomic Projections El Salvador
Base Scenario
Year	GDP growth	Inflation	Current Account Balance	Fiscal Balance
2017	2.26%	2.04%	(1.81)%	(2.41)%
2018	2.54%	0.40%	(4.75)%	(2.46)%
2019	2.17%	(0.20)%	(2.68)%	(1.50)%
2020	2.38%	0.85%	(3.02)%	(3.00)%
2021	2.38%	1.24%	(3.07)%	(2.67)%
2022	2.38%	1.50%	(3.08)%	(2.46)%
2023	2.38%	1.50%	(3.08)%	(2.38)%
2024	2.38%	1.50%	(3.08)%	(2.38)%

Optimistic Scenario
Year	GDP growth	Inflation	Current Account Balance	Fiscal Balance
2017	2.26%	2.04%	(1.81)%	(2.41)%
2018	2.54%	0.40%	(4.75)%	(2.46)%
2019	2.34%	(0.05)%	(2.35)%	(1.28)%
2020	2.74%	1.27%	(2.41)%	(2.55)%
2021	2.74%	1.86%	(2.46)%	(2.27)%
2022	2.74%	1.77%	(2.46)%	(2.09)%
2023	2.74%	1.77%	(2.46)%	(2.02)%
2024	2.74%	1.77%	(2.46)%	(2.02)%

Pessimistic Scenario
Year	GDP growth	Inflation	Current Account Balance	Fiscal Balance
2017	2.27%	2.04%	(1.81)%	(2.41)%
2018	2.53%	0.40%	(4.75)%	(2.46)%
2019	1.94%	(0.30)%	(3.01)%	(1.73)%
2020	1.90%	0.59%	(3.62)%	(3.45)%
2021	1.90%	0.87%	(3.69)%	(3.07)%
2022	1.90%	1.05%	(3.69)%	(2.83)%
2023	1.90%	1.05%	(3.69)%	(2.73)%
2024	1.90%	1.05%	(3.70)%	(2.73)%

Scenarios Macroeconomic Projections Guatemala
Base Scenario
			Repurchase	Current
Year	GDP growth	Inflation	agreements rate	Account Balance	Fiscal Balance
2017	2.76%	5.68%	2.75%	0.23%	(1.21)%
2018	3.13%	2.31%	2.75%	0.17%	(1.65)%
2019	3.51%	3.00%	2.75%	0.36%	(1.96)%
2020	3.50%	3.33%	3.00%	0.33%	(1.93)%
2021	3.61%	3.50%	3.00%	0.32%	(1.90)%
2022	3.63%	4.00%	3.25%	0.24%	(1.90)%
2023	3.61%	4.00%	3.50%	0.21%	(1.91)%
2024	3.61%	4.00%	3.50%	0.23%	(1.86)%

Optimistic Scenario
			Repurchase	Current
Year	GDP growth	Inflation	agreements rate	Account Balance	Fiscal Balance
2017	2.76%	5.68%	2.75%	0.23%	(1.21)%
2018	3.13%	2.31%	2.75%	0.17%	(1.65)%
2019	3.69%	3.36%	3.00%	0.43%	(1.81)%
2020	3.85%	3.73%	3.25%	0.50%	(1.64)%
2021	3.97%	3.92%	3.25%	0.48%	(1.62)%
2022	4.00%	4.48%	3.50%	0.36%	(1.62)%
2023	3.97%	4.48%	3.75%	0.40%	(1.63)%
2024	3.97%	4.48%	3.75%	0.40%	(1.58)%

Pessimistic Scenario
			Repurchase	Current
Year	GDP growth	Inflation	agreements rate	Account Balance	Fiscal Balance
2017	2.76%	5.68%	2.75%	0.23%	(1.21)%
2018	3.13%	2.31%	2.75%	0.17%	(1.65)%
2019	3.33%	2.55%	2.50%	0.30%	(2.11)%
2020	3.15%	2.83%	2.75%	0.17%	(2.21)%
2021	3.25%	2.98%	2.75%	0.16%	(2.19)%
2022	3.27%	3.40%	3.00%	0.10%	(2.19)%
2023	3.24%	3.40%	3.25%	0.00%	(2.20)%
2024	3.25%	3.40%	3.25%	0.00%	(2.14)%

Schedule of significant increase in risk using external credit rating according to the original classification there may be an increase with 1, 2 or 3 notches as shown in the following table:

ORIGINAL EXTERNAL RATING	SIGNIFICANT INCREASE IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Schedule of delinquency conditions

Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

Type	Length of delinquency
Consumer	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola
Commercial	360 days
Small Business Loan	180 days, 720 days for loans with guarantee in Banistmo
Mortgage	For Banistmo and Banco Agrícola from 720 days. GAH 1440 days.

Schedule of estimated useful lives for each asset group

The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	5 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	3 to 40 years
Vehicles	3 to 6 years

FCP Fondo Colombia Inmobiliario S.A. [Member]
Disclosure of Significant Accounting Policies
Schedule of assets, liabilities, net assets, net income and cash flows of non-controlling interest

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2019, 2018 and 2017, related to the FCP Fondo Inmobiliario Colombia:

	As of December 31, 2019	As of December 31, 2018
	In millions of COP
Assets	3,751,981	3,205,133
Liabilities	1,254,123	963,841
Net assets	2,497,858	2,241,292
	Year-Ended 2019	Year-Ended 2018	Year-Ended 2017
	In millions of COP
Condensed statement of income
Income
Valuation of investment properties	77,527	70,933	81,816
Valuation of trust rights	52,215	29,161	53,143
Rents	161,263	147,324	135,135
Profits of equity method investees	138,100	96,201	144,146
Other income	2,034	6,940	4,493
Total Income	431,139	350,559	418,733
Expenses
Interest on loans	(73,088)	(67,593)	(68,900)
Trust fees	(999)	(554)	(322)
Other expenses	(169,375)	(121,162)	(86,270)
Total Expenses	(243,462)	(189,309)	(155,492)
Net Income	187,677	161,250	263,241
Condensed cash flow
Net cash used in operating activities	(258)	(351)	(394)
Net cash provided by financing activities	257	334	409
Cash and cash equivalents at beginning of year	1	18	3
Cash and cash equivalents at end of year	-	1	18

Agromercantil Holding [Member]
Disclosure of Significant Accounting Policies
Schedule of assets, liabilities, net assets, net income and cash flows of non-controlling interest

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2019, 2018 and 2017 of GAH:

	As of December 31, 2019	As of December 31, 2018
In millions of COP
Assets	14,333,631	13,556,250
Liabilities	13,093,981	12,209,984
Equity	1,239,650	1,346,266
	Year-Ended 2019	Year-Ended 2018	Year-Ended 2017
In millions of COP
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments	218,536	388,932	389,463
Total fees and commission, net	132,845	111,932	101,565
Other operating income	68,288	52,286	54,246
Dividends received and equity method	668	579	608
Total operating income, net	420,337	553,729	545,882
Operating expenses	(478,133)	(458,277)	(445,038)
Income tax	19,367	(15,910)	(21,546)
Net income	(38,429)	79,542	79,298
Condensed cash flow
Net cash used in operating activities	(62,327)	(66,235)	192,850
Net cash provided by investing activities	273,604	244,949	(1,427)
Net cash (used in) financing activities	(26,926)	(2,983)	(87,103)
Cash and cash equivalents at beginning of year	1,513,295	1,324,893	1,098,861
Cash and cash equivalents at end of year	1,697,646	1,500,624	1,203,181
Other comprehensive income
Investments at fair value through OCI	(3,362)	(6,598)	2,241
Translation adjustment	9,281	43,803	15,758
Others	(8,093)	(3,922)	(3,042)
Total other comprehensive income	(2,174)	33,283	14,957